Capital and Reserves - Schedule of Share Purchase Warrants and Options Not Issued Under the Group's Incentive Plan (Details)		12 Months Ended
		Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
CapitalCommitmentsLineItems [Line Items]
Total Option and Warrant, Beginning Balance		35,311,559	54,003,284
Total Option and Warrant, Exercised		(3,944,759)	(15,829,001)
Total Option and Warrant, Expired			(2,862,724)
Total Option and Warrant, Ending Balance		31,366,800	35,311,559
Exercise Price Range 1 [Member]
CapitalCommitmentsLineItems [Line Items]
Options and warrant Issued, Exercise Price | $ / shares		$ 0.38	$ 0.38
Options and warrant Issued, Remaining life in years		2 years 5 months 20 days	3 years 5 months 23 days
Exercise Price Range 2 [Member]
CapitalCommitmentsLineItems [Line Items]
Options and warrant Issued, Exercise Price | $ / shares		$ 0.55	$ 0.55
Options and warrant Issued, Remaining life in years		1 year 6 months 7 days	2 years 6 months 7 days
Exercise Price Range 3 [Member]
CapitalCommitmentsLineItems [Line Items]
Options and warrant Issued, Exercise Price | $ / shares		$ 0.65	$ 0.65
Options and warrant Issued, Remaining life in years		2 years 5 months 9 days	3 years 5 months 9 days
Exercise Price Range 4 [Member]
CapitalCommitmentsLineItems [Line Items]
Options and warrant Issued, Exercise Price | $ / shares		$ 0.63	$ 0.63
Options and warrant Issued, Remaining life in years		2 years 3 months 29 days	3 years 3 months 4 days
Cannon Point [Member]
CapitalCommitmentsLineItems [Line Items]
Options Issued, Beginning Balance	[1]	327,700	446,500
Options Issued, Exercised	[1]		(118,800)
Options Issued, Expired	[1]
Options Issued, Ending Balance	[1]	327,700	327,700
Mission Gold [Member]
CapitalCommitmentsLineItems [Line Items]
Warrants Issued, Beginning Balance	[1]	7,125,646	14,160,374
Warrants Issued, Exercised	[1]		(4,172,004)
Warrants Issued, Expired	[1]		(2,862,724)
Warrants Issued, Ending Balance	[1]	3,964,701	7,125,646
Other [Member]
CapitalCommitmentsLineItems [Line Items]
Warrants Issued, Beginning Balance	[2]	27,858,213	39,396,410
Warrants Issued, Exercised	[2]	(783,814)	(11,538,197)
Warrants Issued, Ending Balance	[2]	27,074,399	27,858,213

[1]	Pursuant to the acquisition of Cannon Point Resources Ltd. ("Cannon Point") and Mission Gold Ltd. ("Mission Gold") in October 2015 and December 2015 respectively, the Group exchanged options and warrants outstanding in these companies for options and warrants to purchase shares in the Company.
[2]	Warrants were issued pursuant to the June 2016 prospectus and July 2016 private placement financings.